STAPLED UNITHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Unit-based Compensation
Disclosure Of Assumptions Used For Fair Value Calculation Of Performance Stock Units

Grant Date	January 1, 2020, January 1, August 12, September 24, 2019 and November 16, 2018
PSUs granted	54,863
Term to expiry	2.0 years
Average volatility rate	42.5%
Weighted average risk free interest rate	0.2%

Schedule of unit-based compensation expense recognized in general and administrative expenses
The Trust’s unit-based compensation expense recognized in general and administrative expenses was:

Years ended December 31,	2020	2019

DSPs for trustees/directors (1)	$1,918	$1,645
Restricted Stapled Unit Plan for executives and employees	6,198	5,839
Unit-based compensation expense	$8,116	$7,484

Fair value remeasurement expense included in the above:
● DSPs for trustees/directors	$728	$568
● Restricted Stapled Unit Plan for executives and employees	1,361	1,321
Total fair value remeasurement expense	$2,089	$1,889
(1)	In respect of fees mandated and elected to be taken as DSUs.

Schedule of accumulated other comprehensive income
Accumulated other comprehensive income consists of the following:

As at December 31,	2020	2019

Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests (1)	$188,169	$159,499
Fair value losses on derivatives designated as net investment hedges	(92,269)	(43,309)
	$95,900	$116,190

(1)	Includes foreign currency translation gains and losses from non-derivative financial instruments designated as net investment hedges.

Director/Trustee Deferred Share Unit Plan
Unit-based Compensation
Summary of reconciliation of the changes in unit-based compensation
A reconciliation of the changes in the notional DSUs outstanding is presented below:

	2020		2019
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
DSUs outstanding, January 1	50	$48.01	44	$46.01
Granted	17	67.04	17	55.59
Settled	0	0	(11)	51.57
DSUs outstanding, December 31	67	$52.93	50	$48.01

Executive Deferred Stapled Unit Plan
Unit-based Compensation
Summary of reconciliation of the changes in unit-based compensation
A reconciliation of the changes in notional stapled units outstanding under the Restricted Stapled Unit Plan is presented below:

	2020		2019
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
RSUs and PSUs outstanding, January 1	145	$55.93	117	$50.34
New grants (1)	54	67.09	85	61.90
Forfeited	(7)	73.64	(2)	64.16
Settled in cash	(33)	55.70	(35)	52.91
Settled in stapled units	(31)	55.70	(20)	52.91
RSUs and PSUs outstanding, December 31 (1)	128	$59.83	145	$55.93

(1)
New grants include 22.1 RSUs and 26.5 PSUs granted during the year ended December 31, 2020 (2019 — 54.1 RSUs and 24.6 PSUs). Total restricted stapled units outstanding at December 31, 2020 include a total of 73.7 RSUs and 54.6 PSUs granted (2019 — 116.3 RSUs and 29.1 PSUs).